Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Share-Based Compensation [Abstract]
Schedule of number of share options and weighted average exercise prices
	December 31, 2017 (audited)		June 30, 2018 (unaudited)
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS

Outstanding at beginning of period	5,979,973	1.25	10,752,668	1.18
Options exercised for shares	(696,980)	1.16	(310,180)	1.29
Options forfeited	(166,667)	0.63	(89,750)	1.33
Option expired	(726,512)	1.69	(369,433)	1.41
Granted	6,362,854	1.16	2,858,790	1.28

Outstanding at end of period	10,752,668	1.18	12,842,095	1.20

Schedule of fair value of options under black-scholes
	2017	2018

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	81.6%-85.6%	82.24%-84.66%
Risk-free interest rate (%)	1.94%-2.52%	2.93%-1.86%
Expected life of share options (years)	10	10